Employee Benefit Plans (Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits [Member]
Benefits expected to be paid
2013	$ 301
2014	316
2015	305
2016	315
2017	322
2018-2022	1,710
Total	3,269
Other Postretirement Benefits [Member]
Benefits expected to be paid
2013	40
2014	39
2015	36
2016	33
2017	31
2018-2022	122
Total	$ 301